REVENUE - Disaggregation of Revenue by Product Line (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of products and services [line items]
Total Revenue	€ 1,518	€ 1,031	€ 2,859	€ 2,468
Packaging rolled products
Disclosure of products and services [line items]
Total Revenue	648	456	1,167	980
Automotive rolled products
Disclosure of products and services [line items]
Total Revenue	213	88	421	281
Specialty and other thin-rolled products
Disclosure of products and services [line items]
Total Revenue	43	20	80	52
Aerospace rolled products
Disclosure of products and services [line items]
Total Revenue	100	142	187	365
Transportation, industry, defense and other rolled products
Disclosure of products and services [line items]
Total Revenue	174	105	321	231
Automotive extruded products
Disclosure of products and services [line items]
Total Revenue	176	96	377	295
Other extruded products
Disclosure of products and services [line items]
Total Revenue	€ 164	€ 124	€ 306	€ 264